Related Party Expense Related Party Transactions - Property Manager (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 5,454	$ 0	$ 0
Subsidiaries
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage	25.00%	25.00%	25.00%			25.00%
Noncontrolling interest, ownership percentage by parent	75.00%	75.00%	75.00%
Property Manager
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 7,052	$ 13,974	$ 22,631	24,384	23,074
Property Manager | Property Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	2,683	5,269	8,360	9,929	9,108
Property Manager | Leasing Commissions
Related Party Transaction [Line Items]
Expenses from transactions with related party	2,077	4,400	6,670	7,701	7,316
Property Manager | Construction Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	380	684	1,367	1,127	1,117
Property Manager | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Expenses from transactions with related party	1,912	3,621	6,234	$ 5,627	$ 5,533
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantorship maximum exposure	$ 200,000	200,000	$ 200,000
Guarantorship expected exposure		$ 50,000